CONVERTIBLE PROMISSORY NOTES	9 Months Ended
Sep. 30, 2024
CONVERTIBLE PROMISSORY NOTES
CONVERTIBLE PROMISSORY NOTES
12.	CONVERTIBLE PROMISSORY NOTES

2026 Convertible Notes

In January 2021, the Company issued US$600,000 principal amount 0.00% convertible senior notes including US$75,000 sold upon the exercise of the over-allotment option (the “2026 Convertible Notes”). The 2026 Convertible Notes will mature on February 1, 2026 unless redeemed, repurchased or converted prior to such date.

Holders may convert their 2026 Convertible Notes at their option prior to the close of business on the business day immediately preceding August 1, 2025 only under the following circumstances: (1) during any calendar quarter commencing after the calendar quarter ending on June 30, 2021 (and only during such calendar quarter), if the last reported sale price of ADSs’, each representing six Class A ordinary shares of the Company, par value US$0.00001 per share, for at least 20 trading days (whether or not consecutive) during a period of 30 consecutive trading days ending on, and including, the last trading day of the immediately preceding calendar quarter is greater than or equal to 130% of the conversion price on each applicable trading day; (2) during the five business day period after any ten consecutive trading day period in which the trading price per 1,000 US dollars principal amount of the 2026 Convertible Notes for each trading day of the measurement period was less than 98% of the product of the last reported sale price of the ADSs and the conversion rate on each such trading day; (3) if the Company calls the 2026 Convertible Notes for a tax or optional redemption; or (4) upon the occurrence of specified corporate events. On or after August 1, 2025 until the close of business on the second scheduled trading day immediately preceding the maturity date, holders may convert their 2026 Convertible Notes at any time. Upon conversion, the Company will pay or deliver, as the case may be, cash, ADSs, or a combination of cash and ADSs, at its election. If the Company satisfies its conversion obligation solely in cash or through payment and delivery, as the case may be, of a combination of cash and ADSs, the amount of cash and ADSs, if any, due upon conversion will be based on a daily conversion value calculated on a proportionate basis for each trading day in a 40 trading day observation period.

12.	CONVERTIBLE PROMISSORY NOTES (CONTINUED)

2026 Convertible Notes (continued)

The initial conversion rate of the 2026 Convertible Notes is 18.3574 of the Company’s ADS per 1,000 US dollars principal amount of the 2026 Convertible Notes (which is equivalent to an initial conversion price of approximately US$54.47 per ADS). The conversion rate will be subject to adjustment in some events. In addition, following certain corporate events that occur prior to the maturity date, if a make-whole fundamental change occurs prior to the maturity date of the 2026 Convertible Notes, or under certain circumstances upon a tax redemption or the Company’s optional redemption, the Company will, in certain circumstances, increase the conversion rate for a holder who elects to convert its 2026 Convertible Notes in connection with such corporate event, such make-whole fundamental change or such notice of tax redemption or notice of optional redemption, as the case may be. Upon conversion, the Company will pay or deliver, as the case may be, cash, ADSs (plus cash in lieu of a fractional ADS) or a combination of cash and ADSs, at its election. The conversion option may be settled in cash, ADSs, or a combination of cash and ADSs at the Company’s option.

The Company may not redeem the 2026 Convertible Notes prior to February 6, 2024 unless certain tax-related events occur. From February 6, 2024 to the 40th scheduled trading day immediately before the maturity date, the Company may redeem for cash all or part of the 2026 Convertible Notes, at its option, if the last reported sale price of the Company’s ADSs has been at least 130% of the conversion price then in effect on (i) each of at least 20 trading days (whether or not consecutive) during any 30 consecutive trading day period ending on, and including, the trading day immediately prior to the date the Company provides notice of redemption; and (ii) the trading day immediately preceding the date the Company sends such notice. Holders of the notes have the right to require the Company to repurchase for cash all of the 2026 Convertible Notes, or any portion of the principal thereof, on February 1, 2024 or in the event of certain fundamental changes. The redemption price will equal 100% of the principal amount of the 2026 Convertible Notes to be redeemed, plus any accrued and unpaid special interest, if any, to, but not including, the redemption date.

The 2026 Convertible Notes was accounted for as one unit of liability account using amortized cost method under ASU 2020-06, with no embedded derivative features being bifurcated.

The gross proceeds from issuance of the 2026 Convertible Notes were US$600,000. Debt issuance costs including underwriting commissions and offering expenses were approximately US$13,841, which were presented as deduction from liability and amortized into interest expense over the remaining period of 5 years. For the nine months ended September 30, 2023 and 2024, no coupon interest expense was recognized. The amortization of issuance costs was RMB14,550 for the nine months ended September 30, 2023. The effective interest rate was 0.47% for the nine months ended September 30, 2023.

In January 2024, the Company received notices from the holders of the 2026 Convertible Notes, requiring the Company to redeem the 2026 Convertible Notes at 100% of the principal amount. The Company repurchased all of the outstanding 2026 Convertible Notes with principal amount of of US$600,000 in February 2024. The extinguishment loss of RMB41,261 was recorded in interest expenses for the nine months ended September 30, 2024.

2027 Convertible Notes

On January 28, 2022, the Company entered into an investment agreement with funds managed by Blackstone Tactical Opportunities (each fund as an “Investor Party”) to issue the Company’s convertible promissory note (the “2027 Convertible Notes”) with principal amount of US$250,000. The 2027 Convertible Notes will mature in five years unless redeemed or converted prior to maturity date. For any holder that is an Investor Party as of the maturity date, the maturity date shall be extended to the 31st day after the maturity date (the “Investor Maturity Date”) and unless the 2027 Convertible Notes held by such holder have been duly redeemed or converted prior to the Investor Maturity Date, the Company’s repayment obligation to such holder will be satisfied by issuance and delivery of an aggregate number of Series A-1 perpetual convertible preferred shares equal to (1) the remaining portion of the principal amount, divided by (2) 1,000 US dollars, in repayment of the 2027 Convertible Notes. 2027 Convertible Notes bear interest at the rate of 2% per annum and paid in cash semi-annually unless prior written notice is provided to the holders by the Company.

12.	CONVERTIBLE PROMISSORY NOTES (CONTINUED)

2027 Convertible Notes (continued)

Conversion

2027 Convertible Notes are convertible at any time on and after the original issuance date, at the option of holders, into Class A ordinary shares of the Company at a conversion price of US$1.8333 per Class A ordinary share, or into ADSs at a conversion price of US$11.00 per ADS. The conversion prices are subject to adjustment under the terms of the 2027 Convertible Notes. The Company may effect a mandatory conversion at its election at any time on or after the third anniversary of the original issuance date, if its ADSs achieve a price threshold of 200% of the conversion price for a specified period.

Redemption

The holders have the right to require the Company to redeem the 2027 Convertible Notes during the Redemption Period as defined below in an amount equal to the sum of: (a) the principal amount of the 2027 Convertible Notes; plus (b) the total amount of the accrued interest, and any stub period interest that has accrued until, but excluding, the date the redemption price is paid in full; plus (c) the incremental amount in case a fundamental change specified in the investment agreement has occurred. Incremental amount is equal to (a) 50% of the principal amount, minus (b) the interest that has already been paid in cash, minus (c) the fair market value of a dividend or distribution paid to the holder in any form other than cash or as Class A Ordinary Shares, minus (d) the accrued interest and minus (e) the stub period interest accrued. Any portion of the redemption price not paid by the Company on the redemption date shall accrue interest at a rate of 10% per annum annually from the redemption date to the date when the redemption price is paid in full.

“Redemption Period” means: (a) in the case of any holder that is the Investor Party, (i) the period commencing on the date of a fundamental adverse regulatory change, a fundamental change or an event of default as defined in the investment agreement and ending on the fifth anniversary of the original issuance date, and (ii) the thirty-day period beginning on the fifth anniversary of the original issuance date; and (b) in the case of any holder that is not Investor Party, the period commencing on the date of a fundamental adverse regulatory change or an event of default and ending on the fifth anniversary of the original issuance date. Fundamental change represents events defined in the investment agreement, including that a “person” or “group” (within the meaning of Section 13(d)(3) of the Exchange Act), other than the Company or any of its wholly-owned subsidiaries, has become or files any report with the SEC indicating that such person or group has become the direct or indirect “beneficial owner” of the Company’s equity securities representing more than fifty percent (50%) of the voting power of all of the Company’s then-outstanding equity securities.

In December 2023, the Company issued 455,296,932 Class A ordinary shares to Success Flow International Investment Limited (“Success Flow”) and 195,127,260 Class A ordinary shares to Choice Faith Group Holdings Limited (“Choice Faith”), for an aggregate cash consideration of RMB2,122,123. Both entities were controlled by Shandong Hi-Speed Holdings Group Limited (“SDHG”). The issuance costs for Class A ordinary shares were RMB37,720. In connection with the financing transaction, in November 2023, Mr. Sheng Chen, the Founder and Executive Chairman of the Board of Directors, and his affiliated investment vehicles (together with Mr. Sheng Chen, the “Founder Parties”) entered into a voting and consortium agreement (the “Voting and Consortium Agreement”) with Success Flow and Choice Faith. Pursuant to the Voting and Consortium Agreement, Success Flow shall vote in accordance with any voting instructions provided by the Founder Parties during the period beginning on the earlier of February 29, 2024 or sixty calendar days after the closing date of the investment and ending upon the third anniversary of the closing date of the investment. In December 2023, the Founder Parties entered into a supplemental agreement with the investors, pusuant to which, the period of the Voting and Consortium Agreement was amended to commence upon the later of (i) the expiration or termination of Interim Period and (ii) the occurrence of the Triggering Event. “Interim Period” means the period commencing on the date of closing, being December 28, 2023, and ending on the earlier of (x) February 29, 2024 and (y) termination of the Investment Agreement in accordance the terms thereunder. “Triggering Event” means the entry by the Company of a framework agreement with a third party, pursuant to which the parties agree to enter into a long-term strategic partnership for not less than two years in relation to the low carbon strategy of the Company and/or the expansion of the operations of the Company in Hong Kong, Taiwan and/or other territories outside mainland China.

12.	CONVERTIBLE PROMISSORY NOTES (CONTINUED)

2027 Convertible Notes (continued)

On August 20, 2024, the holders entered into an agreement with the Company to consent the cancellation of the redemption right solely due to any fundamental change caused by the SDHG investment. And the Company shall pay the consent fee of an aggregate amount equal to US$37.5 million to the holders on the earlier of January 6, 2027 and the date on which the principal amount of the 2027 Convertible Notes become due and payable in accordance with the terms and conditions of the 2027 Convertible Notes.

Immediately prior to the above amendments, the net carrying amount of the 2027 Convertible Notes was RMB1,782,521, the related interest payables was RMB90,671 and the fair value of the bifurcated redemption feature, which was recorded as a derivative liability, was RMB57,060.

The coupon interest expense was RMB26,233 and RMB22,594 for the nine months ended September 30, 2023 and 2024 (prior to the amendments), respectively. The effective interest rate was both 2.02% for the nine months ended September 30, 2023 and 2024 (prior to the amendment). The changes in fair value of derivative liability was recognized in the changes in the fair value of financial liabilities of RMB21,718 and RMB132,538 in the unaudited condensed consolidated statement of operations for the nine months ended September 30, 2023 and 2024 (prior to the amendment), respectively.

The Company assessed the above amendments to the terms of the 2027 Convertible Notes as an extinguishment of debt based on a qualitive and quantitative evaluation of the amendment.

Upon the extinguishment, the 2027 Convertible Notes, the related interest payables and the derivative liability were derecognized and a gain on debt extinguishment of RMB246,175 was recognized in the unaudited condensed consolidated statement of operations for the nine months ended September 30, 2024. The Company elected to account for the 2027 Convertble Notes at fair value as a whole subsequently to improve transparency of the financial statements.

As of September 30, 2024, the fair value of the 2027 Convertible Notes was RMB1,793,894. The fair value change was RMB142,184, including changes in the fair value loss of RMB135,075 recorded in the changes in the fair value of financial liabilities and fair value due to instrument-specific credit loss of RMB7,109 in the other comprehensive loss.